Restructuring costs	12 Months Ended
Sep. 30, 2018
Restructuring And Related Activities 1 [Abstract]
Restructuring costs
Restructuring costs
During the prior fiscal year, the Company announced a restructuring program to improve profitability by addressing the underutilization of the Company’s resources due to the accelerating shift in client demand.
The Company completed this restructuring program for a total cost of $189,015,000, of which $100,387,000 was expensed during the year ended September 30, 2018 ($88,628,000 during the year ended September 30, 2017). This amount includes restructuring costs for termination of employment of $94,248,000 accounted for in restructuring provisions ($67,426,000 during the year ended September 30, 2017), for leases of vacated premises of $2,949,000 accounted for in onerous lease provisions ($14,550,000 during the year ended September 30, 2017), impairment of PP&E of $1,924,000 (Notes 6 and 23) ($5,907,000 during the year ended September 30, 2017), impairment of intangible assets of $1,266,000 (Notes 8 and 23) (nil during the year ended September 30, 2017), as well as other restructuring costs of nil ($745,000 during the year ended September 30, 2017). Since inception, the Company paid a total of $131,755,000 related to this restructuring program, of which $119,885,000 were paid during the year ended September 30, 2018 ($11,870,000 during the year ended September 30, 2017).